Deferred Revenue and Customer Deposits (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Summary of deferred revenue and customer deposits
Deferred revenue and customer deposits, Gross	$ 716,660	$ 716,660
Portion recognized	436,664	389,998
Deferred Revenue and Customer Deposits Net	279,996	326,662
Mexico territory license, non-refundable payment from a company for a six-month period ending February 28, 2011 [Member]
Summary of deferred revenue and customer deposits
Deferred revenue and customer deposits, Gross	150,000	150,000
China territory license, exclusive 5 year license, expiring June 28, 2015 [Member]
Summary of deferred revenue and customer deposits
Deferred revenue and customer deposits, Gross	466,660	466,660
Philippines, deposit on production unit [Member]
Summary of deferred revenue and customer deposits
Deferred revenue and customer deposits, Gross	$ 100,000	$ 100,000